Finance income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income.
Bank interest received	£ 25	£ 5	£ 1
Fair value gain on hedge ineffectiveness	1	22
Foreign exchange gain on translation of foreign assets/liabilities	11
Hyperinflation accounting adjustment	11	22	3
Total finance income	£ 48	£ 49	£ 4